Note 12 - Investments in Non-consolidated Companies - Summary of Investments in Non-consolidated Companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement Line Items [Line Items]
At the beginning of the year	$ 557,031		$ 490,645
Translation differences	(9,548)		3,473		$ (92,914)
From non-consolidated companies	116,140		71,533		(10,674)
Dividends and distributions received (*)	(22,971)	[1]	(20,674)	[1]	(20,674)
Additions			17,108		4,400
Decrease / increase in equity reserves and others	(358)		(5,054)
At the end of the year	$ 640,294		$ 557,031		$ 490,645

[1]	Related to Ternium